Non-current receivables - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits	$ 51,283	$ 48,548